Events after the reporting period	12 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
Note 35. Events after the reporting period

Bitmain Hardware Purchase
The Group entered into a new firm purchase agreement with Bitmain Technologies Delaware Limited (“Bitmain”) dated 16 August 2024, to purchase approximately 39,000 Bitmain S21 XP miners (approximately 10.5 EH/s) at a price of $21.5/TH. The total contracted cost (excluding shipping and taxes) is $226,395,000 payable in instalments.

S19j Pros sale
On 1 September 2024, as part of IREN’s Bitcoin mining hardware fleet upgrade, the Group classified 54,080 of its S19j Pro mining hardware with a carrying value of $10,696,000 as held for sale in accordance with IFRS 5 "Non- current Assets Held for Sale" ("IFRS 5"). During the six months ended 31 December 2024, total impairment of $8,902,000 has been recognized in respect of these assets transferred to held for sale. Subsequent to their classification as held for sale, approximately 48,000 of the miners were sold for total proceeds of approximately $9,600,000. As at 20 March 2025, approximately 6,000 S19j Pro miners remain classified as held for sale.
Purchase of NVIDIA H200 GPUs
On 16 September 2024, the Group purchased approximately 1,080 NVIDIA H200 GPUs for a total purchase price of approximately $43,000,000.

Convertible notes and related financial instruments
On 6 December 2024, the Group issued $440,000,000 in aggregate principal amount of 3.25% Convertible Senior Notes due 2030 (the "2030 Notes"). In connection with the offering of the 2030 Notes, the Group has identified a single combined embedded derivative, being the conversion option and redemption right, and has separately entered into privately negotiated capped call transactions (the “Capped Call Transactions”) and a prepaid forward share purchase contract ("Prepaid Forward Contract"). The net proceeds from the sale of the 2030 Notes were approximately $311,600,000 after deducting offering and issuance costs related to the 2030 Notes, the Capped Call Transactions costs of $44,352,000 and Prepaid Forward Contract costs of $73,717,000.

Exercise of Bitmain option
On 2 January 2025, the Group exercised its option to buy 48,030 Bitmain S21 Pro (11.2 EH/s) and 30,000 Bitmain S21 XP (8.1 EH/s) for a total price of $411,350,000. The miners are scheduled for phased delivery in monthly batches from January 2025 to May 2025.

Miner upgrade agreement
On 22 January 2025, a subsidiary of the Group entered into agreements with Bitmain to upgrade part of its existing fleet with 9,025 S21 XP miners. The 9,025 S21 XP miners have a total hashrate of 2.4 EH/s. Following the completion of the agreements, the net additional cash outlay for the S21 XP miners is approximately $35,840,000.

Termination and deregistration of ATM Facility
Subsequent to 30 June 2024, the Company had issued a further 24,944,382 ordinary shares under this ATM, raising total gross proceeds of approximately $216,415,000. On 21 January 2025, the Company deregistered the existing ATM prospectus supplement filed by the Group on 21 March 2024. As of the date of deregistration, 133,471,339 ordinary shares had been issued under the ATM, raising total gross proceeds of approximately $993,294,000.

Approval and registration of new ATM Facility
On 20 January 2025, the Board of Directors approved a new registration statement, including an accompanying ATM prospectus supplement and a new ATM Facility relating to the offer and sale of $1,000,000,000 additional ordinary shares, which was filed on 21 January 2025. Subsequently, the Company has issued 9,010,957 ordinary shares under this new ATM, raising total gross proceeds of approximately $103,269,000.

Non- Refundable Sales Tax
In January 2025, the CRA clarified that the Group's Canadian subsidiaries' current activities are not considered to have formed a mining Group with third parties. As a result, the Canadian tax legislation amendments referenced in Note 19 do not apply to the Group's Canadian subsidiaries' operations. However, the CRA continues to assert that 5% Goods and Services Tax ("GST") should be applied to services exported to the Australian parent under an intercompany services agreement. If GST were to apply to these exported services, the Australian parent may not be eligible to recover the tax, accordingly the Group continues to hold a provision to account for this potential tax liability. Typically, the export of services from Canada are subject to a 0% GST rate. Additionally, in February 2025, the CRA completed one of the ITC audits discussed in Note 19, approving the full recovery of all ITCs claimed by the relevant Canadian subsidiary. Consequently, the Canadian subsidiary received an ITC refund of approximately $2.6 million in March 2025. The subsidiaries continue to engage with the CRA regarding the remaining on-going audits.

Grid connection agreement
On 17 March 2025, the Group signed a 600MW grid connection agreement with AEP Texas Inc. in relation to the Sweetwater 2 project in West Texas. The Group expects to pay $4.1 million in non-refundable connection costs and $26.9 million in refundable deposits over the next 12 months. The project has an expected energization date in late 2027.
No other matter or circumstance has arisen since 30 June 2024 through 20 March 2025, that has significantly affected, or may significantly affect the Group's operations, the results of those operations, or the Group's state of affairs in future financial years.